SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($) $ / shares in Units, $ in Thousands	May 20, 2016	Jun. 06, 2016
Beijing Bohui
Subsequent events
Equity interest acquired (as a percent)	100.00%
Zhongpu Bohui
Subsequent events
Equity interest acquired (as a percent)	100.00%
Beijing Bohui and Zhongpu Bohui
Subsequent events
Cash consideration	$ 5,375
Class A common shares | Going Private Transaction | Yunfeng Capital
Subsequent events
Share price (in dollars per share)		$ 40.00
Class C common shares | Going Private Transaction | Yunfeng Capital
Subsequent events
Share price (in dollars per share)		50.00
ADS, Class A | Going Private Transaction | Yunfeng Capital
Subsequent events
Share price (in dollars per share)		20.00
ADS, Class C | Going Private Transaction | Yunfeng Capital
Subsequent events
Share price (in dollars per share)		$ 25.00